NET (LOSS) EARNINGS PER SHARE - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
NET (LOSS) EARNINGS PER SHARE

19.         NET (LOSS) EARNINGS PER SHARE

The computation of basic and diluted net (loss) earnings per share is based on the weighted-average number of common shares outstanding during the reporting period. The weighted-average number of common shares outstanding is based on the 27,165,696 shares issued to DSS LP in connection with the completion of the Merger on March 27, 2019 (see Note 18). As DSS LP is the accounting acquirer for purposes of the Merger (see Note 18), the earnings per share have been presented as if the shares were outstanding during all periods presented. There were no changes in the equity structure of DSS LP during the periods presented.

	For the Nine	For the Year	For the Year
	Months Ended	Ended	Ended
	December 31, 2018	March 31, 2018	March 31, 2017

Common shares outstanding, basic:
Weighted-average common shares outstanding, basic	27,165,696	27,165,696	27,165,696

Common shares outstanding, diluted:
Weighted-average common shares outstanding, basic	27,165,696	27,165,696	27,165,696

Dilutive effect of restricted stock awards	—	—	—

Weighted-average common shares outstanding, diluted	27,165,696	27,165,696	27,165,696